Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value of Each Option Award Estimated Assumption

For stock options requiring an assessment of value during the year ended December 31, 2019, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	1.47% to 1.85%
Expected dividend yield	0%
Expected volatility	133.01% to 171.87%
Expected life	5 years

For stock options requiring an assessment of value during the year ended December 31, 2018, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.44% to 3.01%
Expected dividend yield	0%
Expected volatility	170.32%
Expected life	0.5 to 5.5 years

Summary of Stock-based Compensation Costs

A summary of stock-based compensation costs for the three months and six months ended June 30, 2020 and 2019 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

Related parties	$—	$296,665	$—	$309,601
Non-related parties	—	—	—	—
Total stock-based compensation costs	$—	$296,665	$—	$309,601

A summary of stock-based compensation costs for the years ended December 31, 2019 and 2018 is as follows:

	Years Ended December 31,
	2019	2018

Related parties	$314,631	$785,612
Non-related parties	434,024	—
Total stock-based compensation costs	$748,655	$785,612

Summary of Stock Option Activity Including Options Form of Warrants

A summary of stock option activity, including options issued in the form of warrants, during the six months ended June 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Stock options outstanding at December 31, 2019	7,850,000	$0.608
Granted	—	—
Exercised	—	—
Expired	—	—
Stock options outstanding at June 30, 2020	7,850,000	$0.608	2.64

Stock options exercisable at June 30, 2020	7,850,000	$0.608	2.64

A summary of stock option activity, including options issued in the form of warrants, during the years ended December 31, 2019 and 2018 is presented below.

		Weighted	Weighted Average Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)

Stock options outstanding at December 31, 2017	7,470,000	$0.545
Granted	400,000	0.280
Exercised	(20,000)	0.150
Expired	(100,000)	0.130
Stock options outstanding at December 31, 2018	7,750,000	0.583
Granted	800,000	1.038
Exercised	—	—
Expired	(700,000)	0.321
Stock options outstanding at December 31, 2019	7,850,000	$0.608	3.14

Stock options exercisable at December 31, 2018	7,550,000	$0.545
Stock options exercisable at December 31, 2019	7,850,000	$0.608	3.14

Schedule of Exercise Prices of Common Stock Options Outstanding and Exercisable Including Options Form of Warrants

The exercise prices of common stock options outstanding and exercisable, including options issued in the form of warrants, at June 30, 2020 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$0.120	450,000	450,000
$0.150	300,000	300,000
$0.160	200,000	200,000
$0.200	500,000	500,000
$0.280	400,000	400,000
$0.500	4,200,000	4,200,000
$1.000	1,000,000	1,000,000
$1.100	300,000	300,000
$2.000	500,000	500,000
	7,850,000	7,850,000

The exercise prices of common stock options outstanding and exercisable, including options issued in the form of warrants, at December 31, 2019 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$0.120	450,000	450,000
$0.150	300,000	300,000
$0.160	200,000	200,000
$0.200	500,000	500,000
$0.280	400,000	400,000
$0.500	4,200,000	4,200,000
$1.000	1,000,000	1,000,000
$1.100	300,000	300,000
$2.000	500,000	500,000
	7,850,000	7,850,000